REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUE
31	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000

Over time:
Charter hire	104,986	129,761	135,027
Freight revenue	129,051	178,750	168,828
Vessel revenue	234,037	308,511	303,855

Management fees	1,526	5,105	5,676
Miscellaneous	579	884	820
Other	2,105	5,989	6,496

At a point in time:
Sale of ships	42,468	15,986	8,477
Sale of bunkers and other consumables	607	560	190
Ship sales	43,075	16,546	8,667

	279,217	331,046	319,018

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2020 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.